SHAREHOLDERS' EQUITY - Schedule of weighted average assumptions (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Grant of share options, restricted shares under plan
Expected volatility		40.00%	40.00%
Expected volatility, minimum	40.00%
Expected volatility, maximum	42.50%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Grant of share options, restricted shares under plan
Risk-free interest rate	4.06%	3.60%	1.35%
Expected term (in years)	3 years 2 months 23 days	3 years 3 months 21 days	3 years 3 months 21 days
Maximum
Grant of share options, restricted shares under plan
Risk-free interest rate	4.60%	3.89%	4.13%
Expected term (in years)	3 years 11 months 15 days	4 years	3 years 7 months 9 days